CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common shares [Member] CNY	Class A common shares [Member] USD ($)	Class A common shares [Member] CNY	Class B common shares [Member] USD ($)	Class B common shares [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY
Balance at Dec. 31, 2009		(270,543)	151						123,002		(13,129)		(380,567)
Balance (in shares) at Dec. 31, 2009			175,644,260
Net income (loss)		30,782											30,782
Other comprehensive loss		(9,009)									(9,009)
Deemed dividend on Series C convertible preferred shares		(1,779)											(1,779)
Share-based compensation		10,300							10,300
Share-based compensation (in shares)			300,000
Re-registration of common shares to Class B common shares			(151)				151
Re-registration of common shares to Class B common shares (in shares)			(175,944,260)				175,944,260
Issuance of Class A common shares		1,343,357			45				1,343,312
Issuance of Class A common shares (in shares)					67,500,000
Initial public offering costs capitalized		(19,058)							(19,058)
Conversion of convertible preferred shares into common shares		319,809					91		319,718
Conversion of convertible preferred shares into common shares (in shares)							137,549,950
Conversion of Class B common shares into Class A common shares					19		(19)
Conversion of Class B common shares into Class A common shares (in shares)					(26,973,340)		26,973,340
Exercise of stock options		10,398			7				10,391
Exercise of stock options (in shares)					10,060,000
Balance at Dec. 31, 2010		1,414,257			71		223		1,787,665		(22,138)		(351,564)
Balance (in shares) at Dec. 31, 2010					104,533,340		286,520,870
Net income (loss)		(228,487)											(228,487)
Other comprehensive loss		(66,198)									(66,198)
Share-based compensation		11,457							11,457
Share-based compensation (in shares)
Reimbursement of initial public offering costs		7,711							7,711
Initial public offering costs capitalized		(962)							(962)
Conversion of Class B common shares into Class A common shares					120		(120)
Conversion of Class B common shares into Class A common shares (in shares)					(154,604,210)		154,604,210
Exercise of stock options		20,008			6				20,002
Exercise of stock options (in shares)					5,945,210
Balance at Dec. 31, 2011		1,157,786			197		103		1,825,873		(88,336)		(580,051)
Balance (in shares) at Dec. 31, 2011					265,082,760		131,916,660
Net income (loss)	(71,243)	(443,851)											(443,851)
Other comprehensive loss	(599)	(3,730)									(3,730)
Share-based compensation		11,187							11,187
Exercise of stock options		18,107			3				18,104
Exercise of stock options (in shares)					3,836,590
Balance at Dec. 31, 2012	$ 118,699	739,499		$ 32	200	$ 17	103	$ 297,774	1,855,164	$ (14,777)	(92,066)	$ (164,347)	(1,023,902)
Balance (in shares) at Dec. 31, 2012				268,919,350		131,916,660